Income Taxes	3 Months Ended
Mar. 31, 2018
Income Taxes [Abstract]
Income Taxes

NOTE 8 - Income Taxes

Income tax expense (benefit) for the three months ended March 31, 2018 and 2017 and the years ended December 31, 2017, 2016 and 2015 consisted of the following:

	March 31,		December 31,
	2018	2017	2017	2016	2015
Current:		(Unaudited)
Federal	$-	$-	$3,033	$(884,000)	$884,000
State	2,400	800	800	800	800
Foreign	1,662	1,585	4,686	-	-
Total	$4,062	$2,385	$8,519	$(883,200)	$884,800

The following table presents a reconciliation of the income tax at statutory tax rate and the Company’s income tax at effective tax rate for the three months ended March 31, 2018 and the years ended December 31, 2017, 2016 and 2015.

	March 31,		December 31,
	2018	2017	2017	2016	2015
		(Unaudited)
Tax expense (benefit) at statutory rate	$(294,826)	$(210,000)	$(2,292,820)	$(1,158,300)	$987,000
Prepayment from related parties	-	-	-	(286,300)	286,300
Net operating loss carryforwards (NOLs)	172,225	276,600	1,760,600	717,600	(345,000)
Stock-based compensation expense	57,919	-	594,800	8,000	-
Amortization expense	(1,700)	(41,900)	(11,200)	(168,300)	(28,100)
Others	70,444	(22,315)	(42,861)	4,100	(15,400)
Tax expense (benefit) at effective tax rate	$4,062	$2,385	$8,519	$(883,200)	$884,800

Deferred tax assets (liability) as of March 31, 2018 and 2017, and December 31, 2017 and 2016 consist of:

	March 31,		December 31,
	2018	2017	2017	2016
		(Unaudited)
Net operating loss carryforwards (NOLs)	$2,339,000	$826,000	$2,057,000	$519,000
Stock-based compensation expense	566,000	-	489,000	8,000
Accrued expenses and unpaid payable	268,000	-	443,000	35,000
Tax credit carryforwards	68,000	63,000	68,000	63,000
Excess of tax amortization over book amortization	(635,000)	(279,000)	(658,000)	(230,000)
Others	235,000	23,000	-	-
	2,841,000	613,000	2,399,000	395,000
Valuation allowance	(2,841,000)	(633,000)	(2,399,000)	(395,000)
Net	$-	$-	$-	$-

Management does not believe the deferred tax assets will be utilized in the near future; therefore, a full valuation allowance is provided. The net change in deferred tax assets valuation allowance was an increase of $442,000, $2,004,000, $9,000 and $371,000 for the three months ended March 31, 2018 and years ended December 31, 2017, 2016 and 2015, respectively. As a result of the Tax Cuts and Jobs Act signed into law in December 2017, the U.S. federal corporate income tax rate is reduced to 21 percent, effective January 1, 2018. Consequently, the Company has recorded a decrease related to its deferred tax assets of $48,000. Since the Company reserved full valuation allowance to its deferred tax assets, there was no impact on income tax expense for the year ended December 31, 2017.

As of March 31, 2018 and December 31, 2017, the Company had federal NOLs of approximately $7,643,000 and $6,686,000, respectively, available to reduce future federal taxable income, expiring in 2038 and 2037. As of March 31, 2018 and December 31, 2017, the Company had State NOLs of approximately $8,985,000 and $7,897,000, respectively, available to reduce future state taxable income, expiring in 2038 and 2037.

As of March 31, 2018 and December 31, 2017, the Company has Japan NOLs of approximately $339,000 and $326,000 available to reduce future Japan taxable income, expiring in 2028 and 2027.

As of March 31, 2018 and December 31, 2017, the Company had approximately $37,000 and $37,000 of federal research and development tax credit, available to offset future federal income tax. The credit begins to expire in 2034 if not utilized. As of March 31, 2018 and December 31, 2017, the Company had approximately $39,000 and $39,000 of California state research and development tax credit available to offset future California state income tax. The credit can be carried forward indefinitely.

The Company’s ability to utilize its federal and state NOLs to offset future income taxes is subject to restrictions resulting from its prior change in ownership as defined by Internal Revenue Code Section 382. The Company does not expect to incur the limitation on NOLs utilization in future annual usage.